NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated January 31, 2011
to the Statement of Additional Information dated December 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective January 21, 2011, Lynnett Berger resigned as Vice President and Chief Investment Officer of Nationwide Mutual Funds. All references to Lynnett Berger in the SAI are amended accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Growth Fund
Nationwide Government Bond Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Large Cap Value Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated January 31, 2011
to the Statement of Additional Information dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective January 21, 2011, Lynnett Berger resigned as Vice President and Chief Investment Officer of Nationwide Mutual Funds. All references to Lynnett Berger in the SAI are amended accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE